ACQUISITION OF BUSINESSES - Additional Information (Details) - USD ($)		3 Months Ended		12 Months Ended
	Apr. 04, 2017	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Aug. 18, 2016	Jul. 19, 2016	Jun. 28, 2016	Mar. 01, 2016
Disclosure of detailed information about business combination [line items]
Increase through business combinations, deferred tax liability				$ 930,000,000	$ 234,000,000
Goodwill				1,301,000,000	502,000,000
Revenues				3,535,000,000	2,115,000,000		$ 1,855,000,000
Net income (loss)				574,000,000	528,000,000	[1]	$ 391,000,000	[1]
Deferred income tax liability				2,849,000,000	1,612,000,000
Brazilian regulated gas transmission operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	28.00%
Consideration transferred	$ 1,568,000,000
Cash	1,306,000,000
Deferred consideration	$ 262,000,000
Period of payable from close of transaction	5 years
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				8,000,000
Increase through business combinations, deferred tax liability	$ 893,000,000
Goodwill	804,000,000
Revenues				938,000,000
Net income (loss)				495,000,000
Brazilian regulated gas transmission operation | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred	5,100,000,000
Cash	4,200,000,000
Deferred consideration	$ 900,000,000
Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Consideration transferred				27,000,000
Cash				9,000,000
Goodwill				11,000,000
Revenues				24,000,000
Net income (loss)				4,000,000
Liabilities incurred				$ 18,000,000
Australian port operation
Disclosure of detailed information about business combination [line items]
Consideration transferred									$ 145,000,000
Cash									13,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination					17,000,000
Goodwill									199,000,000
Goodwill not deductible tax purposes									$ 0
Ownership interest			20.00%
Other income		$ 123,000,000
Reclassification adjustments on available-for-sale financial assets, net of tax		44,000,000
Reclassification adjustments on exchange differences on translation, net of tax		$ 79,000,000
Percentage of voting equity interests acquired									27.00%
Common shares of Asciano Limited									$ 132,000,000
Discount rate				15.00%
Terminal value multiple				8.9
Discrete cash flow period				10 years
Australian port operation | Brookfield Consortium
Disclosure of detailed information about business combination [line items]
Cash									63,000,000
Common shares of Asciano Limited									$ 442,000,000
North American gas storage operation
Disclosure of detailed information about business combination [line items]
Consideration transferred										$ 227,000,000
Business combinations, Pre-existing interest, Senior notes										141,000,000
Cash										67,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination					11,000,000
Goodwill										82,000,000
Goodwill not deductible tax purposes										$ 0
Percentage of voting equity interests acquired										40.00%
Deferred income tax liability										$ 82,000,000
North American gas storage operation | Working Capital Credit Facility
Disclosure of detailed information about business combination [line items]
Current borrowings										$ 19,000,000
Peruvian toll roads
Disclosure of detailed information about business combination [line items]
Consideration transferred											$ 127,000,000
Cash											118,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination					1,000,000
Goodwill											139,000,000
Goodwill not deductible tax purposes											$ 0
Percentage of voting equity interests acquired											17.00%
Liabilities incurred					9,000,000						$ 9,000,000
Deferred income tax liability											139,000,000
Peruvian toll roads | Brookfield Sponsored Infrastructure Fund
Disclosure of detailed information about business combination [line items]
Cash											400,000,000
Liabilities incurred											$ 30,000,000
Indian toll roads
Disclosure of detailed information about business combination [line items]
Consideration transferred												$ 42,000,000
Cash												$ 42,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination					$ 2,000,000
Percentage of voting equity interests acquired												40.00%
Deferred income tax assets												$ 10,000,000
Brazilian Regulated Gas Transmission Operation and other insignificant transactions
Disclosure of detailed information about business combination [line items]
Pro forma revenue				$ 3,911,000,000
Pro forma net income				$ 751,000,000

[1]	Certain net income allocations have been reclassified to provide comparability with the current year consolidated statements of partnership capital.